2. Investment Securities (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Investment Securities Details Narrative Abstract
Unrealized losses in the investment securites portfolio relating to debt securities	$ 609		$ 1,400
Proceeds from sales of investment securities available for sale	36,000	$ 1,500
Gains on sales of available for sale securities	15	$ 729
Securities pledged to secure public deposits	$ 105,600		$ 93,000